Acquisition - Additional Information (Detail) - CNY (¥) ¥ in Thousands		1 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 01, 2024
Business acquisition cash paid			¥ 204,380
Payments to acquire businesses, gross	¥ 138,687
Business acquisition, pro forma revenue		¥ 7,549
Business acquisition, pro forma net income (loss)		¥ (827)